The Mexico Equity and Income Fund, Inc.
Schedule of Investments
April 30, 2021 (Unaudited)

MEXICO - 100.21%	Shares	Value

COMMON STOCKS - 82.81%
Airlines - 2.97%
Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - Series A (a)	428,700	$696,476

Auto Parts and Equipment - 3.57%
Controladora Nemak, S.A.B. de C.V. (a)	6,128,435	838,020
Beverages - 3.81%
Coca-Cola Femsa, S.A.B. de C.V.	48,500	227,045
Fomento Economico Mexicano, S.A.B. de C.V. - Series UBD	85,997	666,045
		893,090
Building Materials - 8.25%
Cemex, S.A.B. de C.V. - Series CPO (a)	2,436,100	1,934,978
Chemical Products - 11.28%
Alpek, S.A.B. de C.V. - Series A	895,379	997,174
Orbia Advance Corp., S.A.B. de C.V.	590,882	1,648,064
		2,645,238
Energy - 4.00%
Infraestructura Energetica Nova, S.A.B. de C.V. (a)	219,202	938,942
Financial Groups - 9.35%
Banco del Bajio, S.A.	160,000	253,700
Grupo Financiero Banorte, S.A.B. de C.V. - Series O	301,153	1,713,377
Regional, S.A.B. de C.V.	44,500	226,070
		2,193,147
Food - 1.97%
Gruma, S.A.B. de C.V. - Series B	16,257	176,791
Grupo Bimbo, S.A.B. de C.V. - Series A	142,300	284,783
		461,574
Holding Companies - 3.38%
Alfa, S.A.B. de C.V. - Series A	1,133,958	793,216
Hotels, Restaurants, and Recreation - 2.20%
Alsea, S.A.B. de C.V. (a)	104,100	169,329
Grupe, S.A.B. de C.V. (a)(b)(c)(d)	303,242	347,298
		516,627
Mining - 5.10%
Grupo Mexico, S.A.B. de C.V. - Series B	264,314	1,194,808
Railroads - 4.21%
GMexico Transportes, S.A.B. de C.V.	614,267	987,643
Retail - 10.11%
El Puerto de Liverpool, S.A.B. de C.V. - Series C - 1	241,601	1,022,007
Grupo Comercial Chedraui, S.A. de C.V.	215,200	334,002
Wal-Mart de Mexico, S.A.B. de C.V.	309,756	1,013,967
		2,369,976

Telecommunication - 9.61%
America Movil, S.A.B. de C.V. - Series L	3,225,082	2,252,797

Trucking - 3.00%
Grupo Traxion S.A.B. de C.V. (a)	439,000	703,674
TOTAL COMMON STOCKS (Cost $15,436,853)		19,420,206

CAPITAL DEVELOPMENT CERTIFICATES - 12.62%
Atlas Discovery Trust II (b)(c)(d)	300,000	2,960,612
TOTAL CAPITAL DEVELOPMENT CERTIFICATES (Cost $1,460,703)		2,960,612

MEXICAN MUTUAL FUNDS - 0.12%
Scotiabankinverlat - Scotia Gubernamental S.A. de C.V. SIID (a)	140,810	27,720
TOTAL MEXICAN MUTUAL FUNDS (Cost $28,193)		27,720

REAL ESTATE INVESTMENT TRUSTS - 4.66%
Fibra Uno Administracion, S.A. de C.V.	884,800	1,092,405
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $975,727)		1,092,405
TOTAL MEXICO (Cost $17,901,476)		23,500,943

UNITED STATES - 0.10%

INVESTMENT COMPANIES - 0.10%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 0.026% (e)	24,313	24,313
TOTAL INVESTMENT COMPANIES (Cost $24,313)		24,313
TOTAL UNITED STATES (Cost $24,313)		24,313

Total Investments (Cost $17,925,789) - 100.31%		23,525,256
Liabilities in Excess of Other Assets - (0.31)%		(75,036)
TOTAL NET ASSETS - 100.00%		$23,450,220

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)		Illiquid securities. The total market value of these securities were $3,307,910, representing 14.11% of net assets.
(c)		Fair valued securities. The total market value of these securities were $3,307,910, representing 14.11% of net assets.
(d) Level 3 securities. Value determined using significant unobservable inputs.
(e) The rate shown represents the 7-day yield at April 30, 2021.

FAIR VALUE MEASUREMENTS
The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments. The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumptions a market participant would use in valuing the asset or liability , and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of April 30, 2021:

	Level 1	Level 2	Level 3*	Total
Equity
Airlines	$1,400,150	$-	$-	$1,400,150
Auto Parts and Equipment	838,020	-	-	838,020
Beverages	893,090	-	-	893,090
Building Materials	1,934,978	-	-	1,934,978
Capital Development Certificates	-	-	2,960,612	2,960,612
Chemical Products	2,645,238	-	-	2,645,238
Energy	938,942	-	-	938,942
Financial Groups	2,193,147	-	-	2,193,147
Food	461,574	-	-	461,574
Holding Companies	793,216	-	-	793,216
Hotels, Restaurants, and Recreation	169,329	-	347,298	516,627
Mining	1,194,808	-	-	1,194,808
Railroads	987,643	-	-	987,643
Retail	2,369,976	-	-	2,369,976
Telecommunication	2,252,797	-	-	2,252,797
Total Equity	$19,072,908	$-	$3,307,910	$22,380,818

Mexican Mutual Funds	$27,720	$-	$-	$27,720

Real Estate Investment Trusts	$1,092,405	$-	$-	$1,092,405

Short-Term Investments	$24,313	$-	$-	$24,313
Total Investments in Securities	$20,217,346	$-	$3,307,910	$23,525,256

* The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Capital Development Certificates
Balance as of July 31, 2020	$343,058	$1,315,011
Acquisitions	-	-
Dispositions	(43,244)	-
Realized gain	5,537	-
Change in unrealized appreciation	41,947	1,645,601
Balance as of April 30, 2021	$347,298	$2,960,612

Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at April 30, 2021	$41,947	$1,645,601

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of April 30, 2021:

	Fair Value April 30, 2021	Valuation Methodologies	Unobservable Input (1)	Impact to valuation from an increase to input	Range
Common Stock	$347,298	Market Comparables	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security	$1.020-$1.184

Capital Development Certificates	$2,960,612	Market Comparables/ Sum of the Parts Valuation (2)	Liquidity Discount	Significant changes in the liquidity discount would have resulted in direct and proportional changes in the fair value of the security	$4.302-$10.197

[1]
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, foreign exchange rates, industry and market developments, market valuations of comparable companies and company specific developments.

[2]
For the Sum of the Parts valuation, the valuation provides a range of values for a company's equity by aggregating each of its business units (private and public) and arriving at a single total enterprise value.